31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 10) - BRL (R$) R$ in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
ASSETS
Concession financial assets related to Distribution infrastructure - IPCA		R$ 559	[1]	R$ 484	[2]
Accounts receivable from Minas Gerais state government (AFAC) - IGPM index		12
Concession Grant Fee - IPCA		2,549		2,468
Assets		54,083		50,526	[3]	R$ 59,855
LIABILITIES
Loans, financing and debentures - IPCA and IGP-DI		(4,863)		(4,730)
Debt agreed with pension fund (Forluz) - IPCA		(473)
Deficit of pension plan (Forluz)		(540)		(550)
Liabilities		(36,605)		R$ 34,423	[3]
Net liability exposed		(5,876)
Net effect of fluctuation in IPCA and IGP-M indices		(2,756)
Probable scenario [member] | IPCA [member]
ASSETS
Concession financial assets related to Distribution infrastructure - IPCA	[2]	584
Accounts receivable from Minas Gerais state government (AFAC) - IGPM index		13
Concession Grant Fee - IPCA		2,664
Assets		3,261
LIABILITIES
Loans, financing and debentures - IPCA and IGP-DI		(5,083)
Debt agreed with pension fund (Forluz) - IPCA		(494)
Deficit of pension plan (Forluz)		(564)
Liabilities		(6,141)
Net liability exposed		(2,880)
Net effect of fluctuation in IPCA and IGP-M indices		(124)
Probable scenario (25%) [member] | IPCA [member]
ASSETS
Concession financial assets related to Distribution infrastructure - IPCA	[2]	591
Accounts receivable from Minas Gerais state government (AFAC) - IGPM index		14
Concession Grant Fee - IPCA		2,693
Assets		3,298
LIABILITIES
Loans, financing and debentures - IPCA and IGP-DI		(5,138)
Debt agreed with pension fund (Forluz) - IPCA		(500)
Deficit of pension plan (Forluz)		(571)
Liabilities		(6,209)
Net liability exposed		(2,911)
Net effect of fluctuation in IPCA and IGP-M indices		(155)
Remote scenario -50% [member] | IPCA [member]
ASSETS
Concession financial assets related to Distribution infrastructure - IPCA	[2]	597
Accounts receivable from Minas Gerais state government (AFAC) - IGPM index		14
Concession Grant Fee - IPCA		2,722
Assets		3,333
LIABILITIES
Loans, financing and debentures - IPCA and IGP-DI		(5,194)
Debt agreed with pension fund (Forluz) - IPCA		(505)
Deficit of pension plan (Forluz)		(577)
Liabilities		(6,276)
Net liability exposed		(2,943)
Net effect of fluctuation in IPCA and IGP-M indices		R$ (187)

[1]	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.
[2]	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 4rd tariff review cycle.
[3]	See note 2.8.